Note 18 - Derivative Instruments and Hedging Activities (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Note 18 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Increase (Decrease) in Derivative Liabilities	$ 6,000
Increase (Decrease) in Derivative Assets	6,000
Mortgage Pipeline [Member]
Note 18 - Derivative Instruments and Hedging Activities (Details) [Line Items]
Increase (Decrease) in Derivative Liabilities	24,000
Derivative, Gain (Loss) on Derivative, Net	26,000
Increase (Decrease) in Derivative Assets	$ 2,000